BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co. (The)
(a)
.................. 32,916 $ 6,992,346
General Dynamics Corp. .............. 13,262 3,026,521
Howmet Aerospace, Inc. .............. 21,497 910,828
Huntington Ingalls Industries, Inc. ........ 2,299 475,939
L3Harris Technologies, Inc. ............ 11,155 2,189,057
Lockheed Martin Corp. ............... 13,330 6,301,491
Northrop Grumman Corp. ............. 8,441 3,897,378
Raytheon Technologies Corp. .......... 85,947 8,416,790
Textron, Inc. ...................... 12,369 873,622
TransDigm Group, Inc. ............... 3,035 2,236,947
35,320,919
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
......... 7,003 695,888
Expeditors International of Washington, Inc. . 9,428 1,038,212
FedEx Corp. ...................... 13,623 3,112,719
United Parcel Service, Inc., Class B
(b)
..... 42,776 8,298,116
13,144,935
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 15,982 1,793,021
BorgWarner, Inc. ................... 13,785 676,981
2,470,002
Automobiles — 1.9%
Ford Motor Co. .................... 229,706 2,894,296
General Motors Co. ................. 81,821 3,001,194
Tesla, Inc.
(a)
....................... 157,702 32,716,857
38,612,347
Banks — 3.1%
Bank of America Corp. ............... 409,409 11,709,097
Citigroup, Inc. ..................... 113,780 5,335,144
Citizens Financial Group, Inc. .......... 29,178 886,136
Comerica, Inc. ..................... 7,642 331,816
Fifth Third Bancorp ................. 40,210 1,071,194
First Republic Bank ................. 10,675 149,343
Huntington Bancshares, Inc. ........... 84,682 948,439
JPMorgan Chase & Co. .............. 172,086 22,424,527
KeyCorp
(b)
....................... 55,302 692,381
M&T Bank Corp. ................... 9,932 1,187,569
PNC Financial Services Group, Inc. (The) .. 23,644 3,005,152
Regions Financial Corp. .............. 54,837 1,017,775
Truist Financial Corp. ................ 78,147 2,664,813
US Bancorp ...................... 79,362 2,861,000
Wells Fargo & Co. .................. 223,884 8,368,784
Zions Bancorp NA .................. 8,970 268,472
62,921,642
Beverages — 1.8%
Brown-Forman Corp., Class B
(b)
......... 10,756 691,288
Coca-Cola Co. (The) ................ 228,341 14,163,992
Constellation Brands, Inc., Class A ....... 9,506 2,147,311
Keurig Dr Pepper, Inc. ............... 50,010 1,764,353
Molson Coors Beverage Co., Class B ..... 10,962 566,516
Monster Beverage Corp.
(a)
............. 44,726 2,415,651
PepsiCo, Inc. ..................... 80,801 14,730,022
36,479,133
Biotechnology — 2.3%
AbbVie, Inc. ...................... 103,754 16,535,275
Amgen, Inc. ...................... 31,350 7,578,863
Biogen, Inc.
(a)
..................... 8,460 2,352,134
Gilead Sciences, Inc. ................ 73,159 6,070,002
Incyte Corp.
(a)
..................... 10,864 785,141
Moderna, Inc.
(a)
.................... 19,411 2,981,141
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,292 $ 5,169,948
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,068 4,747,475
46,219,979
Broadline Retail — 2.8%
Amazon.com, Inc.
(a)
................. 523,035 54,024,285
eBay, Inc. ........................ 31,724 1,407,594
Etsy, Inc.
(a)
....................... 7,455 829,965
56,261,844
Building Products — 0.4%
Allegion plc ....................... 5,236 558,838
AO Smith Corp. .................... 7,497 518,418
Carrier Global Corp. ................. 49,110 2,246,783
Johnson Controls International plc ....... 40,464 2,436,742
Masco Corp. ...................... 13,186 655,608
Trane Technologies plc ............... 13,380 2,461,652
8,878,041
Capital Markets — 2.8%
Ameriprise Financial, Inc. ............. 6,178 1,893,557
Bank of New York Mellon Corp. (The) ..... 43,395 1,971,869
BlackRock, Inc.
(c)
................... 8,786 5,878,888
Cboe Global Markets, Inc. ............. 6,303 846,115
Charles Schwab Corp. (The) ........... 89,619 4,694,243
CME Group, Inc., Class A ............. 21,082 4,037,625
FactSet Research Systems, Inc. ......... 2,234 927,311
Franklin Resources, Inc.
(b)
............. 16,359 440,711
Goldman Sachs Group, Inc. (The) ....... 19,836 6,488,554
Intercontinental Exchange, Inc. ......... 32,762 3,416,749
Invesco Ltd. ...................... 26,309 431,468
MarketAxess Holdings, Inc. ............ 2,216 867,099
Moody's Corp. ..................... 9,276 2,838,641
Morgan Stanley .................... 76,650 6,729,870
MSCI, Inc. ....................... 4,700 2,630,543
Nasdaq, Inc. ...................... 19,745 1,079,459
Northern Trust Corp. ................. 12,332 1,086,819
Raymond James Financial, Inc. ......... 11,406 1,063,838
S&P Global, Inc. ................... 19,314 6,658,888
State Street Corp. .................. 20,477 1,549,904
T. Rowe Price Group, Inc.
(b)
............ 13,065 1,475,038
57,007,189
Chemicals — 1.8%
Air Products & Chemicals, Inc. .......... 13,017 3,738,613
Albemarle Corp.
(b)
.................. 6,861 1,516,556
Celanese Corp. .................... 5,832 635,047
CF Industries Holdings, Inc. ............ 11,580 839,434
Corteva, Inc. ...................... 41,898 2,526,868
Dow, Inc. ........................ 41,520 2,276,126
DuPont de Nemours, Inc. ............. 26,877 1,928,962
Eastman Chemical Co. ............... 6,877 580,006
Ecolab, Inc. ...................... 14,563 2,410,613
FMC Corp. ....................... 7,336 895,946
International Flavors & Fragrances, Inc. .... 15,079 1,386,665
Linde plc ........................ 28,896 10,270,794
LyondellBasell Industries NV, Class A ..... 14,880 1,397,083
Mosaic Co. (The) ................... 19,993 917,279
PPG Industries, Inc. ................. 13,809 1,844,606
Sherwin-Williams Co. (The) ............ 13,824 3,107,221
36,271,819
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 5,084 2,352,265
Copart, Inc.
(a)
..................... 25,128 1,889,877
Republic Services, Inc. ............... 12,041 1,628,184
Rollins, Inc. ....................... 13,371 501,814

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Waste Management, Inc. .............. 21,791 $ 3,555,637
9,927,777
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 14,528 2,438,670
Cisco Systems, Inc. ................. 241,244 12,611,030
F5, Inc.
(a)
........................ 3,548 516,908
Juniper Networks, Inc. ............... 19,080 656,734
Motorola Solutions, Inc. .............. 9,798 2,803,502
19,026,844
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,406 1,400,776
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,662 1,300,230
Vulcan Materials Co. ................ 7,806 1,339,197
2,639,427
Consumer Finance — 0.5%
American Express Co. ............... 34,928 5,761,374
Capital One Financial Corp. ............ 22,319 2,146,195
Discover Financial Services ............ 15,664 1,548,230
Synchrony Financial ................. 25,627 745,233
10,201,032
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. .............. 26,005 12,921,104
Dollar General Corp. ................ 13,117 2,760,604
Dollar Tree, Inc.
(a)
................... 12,198 1,751,023
Kroger Co. (The) ................... 38,332 1,892,451
Sysco Corp. ...................... 29,762 2,298,519
Target Corp. ...................... 27,033 4,477,476
Walgreens Boots Alliance, Inc. .......... 42,142 1,457,270
Walmart, Inc. ...................... 82,273 12,131,154
39,689,601
Containers & Packaging — 0.3%
Amcor plc
(b)
....................... 87,922 1,000,553
Avery Dennison Corp. ................ 4,790 857,075
Ball Corp.
(b)
....................... 18,553 1,022,456
International Paper Co. ............... 21,072 759,856
Packaging Corp. of America
(b)
.......... 5,458 757,734
Sealed Air Corp. ................... 8,455 388,169
WestRock Co. ..................... 14,873 453,180
5,239,023
Distributors — 0.1%
Genuine Parts Co. .................. 8,327 1,393,190
LKQ Corp. ....................... 14,943 848,165
Pool Corp. ....................... 2,308 790,352
3,031,707
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 418,744 8,060,822
Verizon Communications, Inc. .......... 246,236 9,576,118
17,636,940
Electric Utilities — 1.9%
Alliant Energy Corp. ................. 14,797 790,160
American Electric Power Co., Inc. ........ 30,192 2,747,170
Constellation Energy Corp. ............ 19,324 1,516,934
Duke Energy Corp. ................. 45,224 4,362,759
Edison International ................. 22,427 1,583,122
Entergy Corp. ..................... 11,988 1,291,587
Evergy, Inc. ....................... 13,625 832,760
Eversource Energy ................. 20,567 1,609,574
Exelon Corp. ...................... 58,201 2,438,040
FirstEnergy Corp. .................. 31,639 1,267,458
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. ................ 116,497 $ 8,979,589
NRG Energy, Inc. ................... 13,321 456,777
PG&E Corp.
(a)(b)
.................... 94,236 1,523,796
Pinnacle West Capital Corp. ........... 6,697 530,670
PPL Corp. ....................... 43,043 1,196,165
Southern Co. (The) ................. 63,884 4,445,049
Xcel Energy, Inc. ................... 32,030 2,160,103
37,731,713
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 13,517 1,964,425
Eaton Corp. plc .................... 23,367 4,003,702
Emerson Electric Co. ................ 33,523 2,921,194
Generac Holdings, Inc.
(a)
.............. 3,675 396,937
Rockwell Automation, Inc. ............. 6,749 1,980,494
11,266,752
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 34,789 2,842,957
CDW Corp. ....................... 7,970 1,553,273
Corning, Inc. ...................... 44,799 1,580,509
Keysight Technologies, Inc.
(a)
........... 10,470 1,690,696
TE Connectivity Ltd. ................. 18,566 2,434,931
Teledyne Technologies, Inc.
(a)
........... 2,732 1,222,187
Trimble, Inc.
(a)
..................... 14,536 761,977
Zebra Technologies Corp., Class A
(a)
...... 3,050 969,900
13,056,430
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 58,694 1,693,909
Halliburton Co. .................... 53,281 1,685,811
Schlumberger NV .................. 83,230 4,086,593
7,466,313
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 41,739 3,572,441
Electronic Arts, Inc. ................. 15,363 1,850,473
Live Nation Entertainment, Inc.
(a)
........ 8,358 585,060
Netflix, Inc.
(a)
...................... 26,147 9,033,266
Take-Two Interactive Software, Inc.
(a)
...... 9,255 1,104,121
Walt Disney Co. (The)
(a)(b)
............. 107,113 10,725,225
Warner Bros Discovery, Inc.
(a)
.......... 130,363 1,968,481
28,839,067
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B
(a)
...... 105,704 32,638,224
Fidelity National Information Services, Inc. .. 35,027 1,903,017
Fiserv, Inc.
(a)
...................... 37,276 4,213,306
FleetCor Technologies, Inc.
(a)
........... 4,311 908,974
Global Payments, Inc. ............... 15,435 1,624,380
Jack Henry & Associates, Inc. .......... 4,282 645,383
Mastercard, Inc., Class A .............. 49,500 17,988,795
PayPal Holdings, Inc.
(a)
............... 66,376 5,040,594
Visa, Inc., Class A
(b)
................. 95,333 21,493,778
86,456,451
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 32,096 2,556,767
Bunge Ltd. ....................... 8,797 840,290
Campbell Soup Co.
(b)
................ 11,808 649,204
Conagra Brands, Inc. ................ 27,900 1,047,924
General Mills, Inc. .................. 34,592 2,956,232
Hershey Co. (The) .................. 8,676 2,207,261
Hormel Foods Corp. ................. 17,079 681,111
JM Smucker Co. (The) ............... 6,280 988,284
Kellogg Co. ....................... 15,092 1,010,560
Kraft Heinz Co. (The) ................ 46,884 1,813,004

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Food Products (continued)
Lamb Weston Holdings, Inc.
(b)
.......... 8,366 $ 874,414
McCormick & Co., Inc. (Non-Voting) ...... 14,628 1,217,196
Mondelez International, Inc., Class A
(b)
..... 79,946 5,573,835
Tyson Foods, Inc., Class A ............ 16,714 991,475
23,407,557
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,232 924,947
Ground Transportation — 0.8%
CSX Corp. ....................... 123,179 3,687,979
JB Hunt Transport Services, Inc. ........ 4,860 852,736
Norfolk Southern Corp. ............... 13,364 2,833,168
Old Dominion Freight Line, Inc. ......... 5,305 1,808,156
Union Pacific Corp. ................. 35,898 7,224,831
16,406,870
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories ................. 102,248 10,353,632
Align Technology, Inc.
(a)
............... 4,261 1,423,771
Baxter International, Inc. .............. 29,741 1,206,295
Becton Dickinson & Co. .............. 16,656 4,123,026
Boston Scientific Corp.
(a)
.............. 83,999 4,202,470
Cooper Cos., Inc. (The) .............. 2,902 1,083,491
Dentsply Sirona, Inc.
(b)
............... 12,746 500,663
Dexcom, Inc.
(a)
.................... 22,613 2,627,178
Edwards Lifesciences Corp.
(a)
.......... 36,326 3,005,250
GE HealthCare Technologies, Inc.
(a)
...... 21,404 1,755,770
Hologic, Inc.
(a)
..................... 14,586 1,177,090
IDEXX Laboratories, Inc.
(a)
............. 4,865 2,432,889
Insulet Corp.
(a)
..................... 4,078 1,300,719
Intuitive Surgical, Inc.
(a)
............... 20,557 5,251,697
Medtronic plc ..................... 78,094 6,295,938
ResMed, Inc. ..................... 8,588 1,880,686
STERIS plc
(b)
..................... 5,785 1,106,555
Stryker Corp. ..................... 19,789 5,649,166
Teleflex, Inc. ...................... 2,712 686,977
Zimmer Biomet Holdings, Inc. .......... 12,345 1,594,974
57,658,237
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.
(b)
............ 9,354 1,497,669
Cardinal Health, Inc. ................. 15,066 1,137,483
Centene Corp.
(a)
................... 32,312 2,042,442
Cigna Group (The) .................. 17,523 4,477,652
CVS Health Corp. .................. 75,337 5,598,292
DaVita, Inc.
(a)
...................... 3,351 271,800
Elevance Health, Inc. ................ 14,033 6,452,514
HCA Healthcare, Inc. ................ 12,483 3,291,517
Henry Schein, Inc.
(a)
................. 7,888 643,187
Humana, Inc. ..................... 7,332 3,559,393
Laboratory Corp. of America Holdings ..... 5,249 1,204,226
McKesson Corp. ................... 8,034 2,860,506
Molina Healthcare, Inc.
(a)
.............. 3,463 926,318
Quest Diagnostics, Inc. ............... 6,490 918,205
UnitedHealth Group, Inc. .............. 54,817 25,905,966
Universal Health Services, Inc., Class B ... 3,722 473,066
61,260,236
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 31,865 700,074
Ventas, Inc. ...................... 23,359 1,012,613
Welltower, Inc.
(b)
................... 27,599 1,978,572
3,691,259
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 41,927 691,376
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
(a)
.............. 2,279 $ 6,044,842
Caesars Entertainment, Inc.
(a)(b)
......... 12,657 617,788
Carnival Corp.
(a)
.................... 59,396 602,869
Chipotle Mexican Grill, Inc.
(a)
........... 1,626 2,777,679
Darden Restaurants, Inc.
(b)
............ 7,200 1,117,152
Domino's Pizza, Inc. ................. 2,059 679,202
Expedia Group, Inc.
(a)
................ 8,588 833,294
Hilton Worldwide Holdings, Inc. ......... 15,632 2,202,080
Las Vegas Sands Corp.
(a)
............. 19,348 1,111,543
Marriott International, Inc., Class A ....... 15,755 2,615,960
McDonald's Corp. .................. 42,960 12,012,046
MGM Resorts International ............ 18,509 822,170
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 25,367 341,186
Royal Caribbean Cruises Ltd.
(a)(b)
........ 12,829 837,734
Starbucks Corp. .................... 67,444 7,022,944
Wynn Resorts Ltd.
(a)
................. 6,079 680,301
Yum! Brands, Inc. .................. 16,383 2,163,867
42,482,657
Household Durables — 0.3%
DR Horton, Inc. .................... 18,472 1,804,530
Garmin Ltd. ....................... 9,084 916,757
Lennar Corp., Class A ................ 14,884 1,564,457
Mohawk Industries, Inc.
(a)
............. 3,112 311,885
Newell Brands, Inc.
(b)
................ 22,256 276,865
NVR, Inc.
(a)
....................... 176 980,705
PulteGroup, Inc. ................... 13,127 765,041
Whirlpool Corp.
(b)
................... 3,128 412,959
7,033,199
Household Products — 1.5%
Church & Dwight Co., Inc. ............. 14,340 1,267,799
Clorox Co. (The) ................... 7,309 1,156,576
Colgate-Palmolive Co. ............... 49,073 3,687,836
Kimberly-Clark Corp. ................ 19,827 2,661,180
Procter & Gamble Co. (The) ........... 138,407 20,579,737
29,353,128
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 38,851 935,532
Industrial Conglomerates — 0.8%
3M Co. .......................... 32,242 3,388,957
General Electric Co. ................. 63,907 6,109,509
Honeywell International, Inc. ........... 39,199 7,491,713
16,990,179
Industrial REITs — 0.3%
Prologis, Inc. ...................... 54,235 6,766,901
Insurance — 2.2%
Aflac, Inc. ........................ 32,847 2,119,288
Allstate Corp. (The) ................. 15,391 1,705,477
American International Group, Inc. ....... 43,581 2,194,739
Aon plc, Class A ................... 12,050 3,799,245
Arch Capital Group Ltd.
(a)
............. 21,813 1,480,448
Arthur J Gallagher & Co. .............. 12,382 2,368,800
Assurant, Inc. ..................... 3,145 377,620
Brown & Brown, Inc. ................. 13,970 802,157
Chubb Ltd. ....................... 24,386 4,735,274
Cincinnati Financial Corp. ............. 9,235 1,035,059
Everest Re Group Ltd. ............... 2,312 827,742
Globe Life, Inc. .................... 5,321 585,416
Hartford Financial Services Group, Inc. (The)
(b)
18,596 1,295,955
Lincoln National Corp. ............... 9,321 209,443
Loews Corp. ...................... 11,333 657,541
Marsh & McLennan Cos., Inc. .......... 29,020 4,833,281

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Insurance (continued)
MetLife, Inc. ...................... 38,667 $ 2,240,366
Principal Financial Group, Inc. .......... 13,264 985,780
Progressive Corp. (The) .............. 34,376 4,917,831
Prudential Financial, Inc. .............. 21,603 1,787,432
Travelers Cos., Inc. (The) ............. 13,558 2,323,977
Willis Towers Watson plc .............. 6,244 1,450,981
WR Berkley Corp. .................. 12,022 748,490
43,482,342
Interactive Media & Services — 4.8%
(a)
Alphabet, Inc., Class A ............... 349,429 36,246,270
Alphabet, Inc., Class C ............... 304,616 31,680,064
Match Group, Inc. .................. 16,454 631,669
Meta Platforms, Inc., Class A ........... 130,582 27,675,549
96,233,552
IT Services — 1.2%
Accenture plc, Class A ............... 36,943 10,558,679
Akamai Technologies, Inc.
(a)
............ 9,359 732,809
Cognizant Technology Solutions Corp., Class A 29,766 1,813,642
DXC Technology Co.
(a)
............... 13,050 333,558
EPAM Systems, Inc.
(a)
................ 3,354 1,002,846
Gartner, Inc.
(a)
..................... 4,640 1,511,573
International Business Machines Corp. .... 53,122 6,963,763
VeriSign, Inc.
(a)
.................... 5,363 1,133,363
24,050,233
Leisure Products — 0.0%
Hasbro, Inc. ...................... 7,661 411,319
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............. 17,406 2,407,946
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,262 604,523
Bio-Techne Corp. ................... 9,280 688,483
Charles River Laboratories International, Inc.
(a)
2,946 594,562
Danaher Corp. .................... 38,494 9,702,028
Illumina, Inc.
(a)
..................... 9,217 2,143,413
IQVIA Holdings, Inc.
(a)
................ 10,936 2,175,061
Mettler-Toledo International, Inc.
(a)
....... 1,293 1,978,562
PerkinElmer, Inc. ................... 7,490 998,117
Thermo Fisher Scientific, Inc. ........... 23,008 13,261,121
Waters Corp.
(a)
.................... 3,492 1,081,228
West Pharmaceutical Services, Inc. ...... 4,325 1,498,483
37,133,527
Machinery — 1.8%
Caterpillar, Inc. .................... 30,490 6,977,332
Cummins, Inc. ..................... 8,313 1,985,809
Deere & Co. ...................... 15,865 6,550,341
Dover Corp. ...................... 8,218 1,248,643
Fortive Corp. ...................... 20,773 1,416,095
IDEX Corp. ....................... 4,467 1,032,011
Illinois Tool Works, Inc. ............... 16,287 3,965,070
Ingersoll Rand, Inc. ................. 23,617 1,374,037
Nordson Corp. ..................... 3,156 701,453
Otis Worldwide Corp. ................ 24,447 2,063,327
PACCAR, Inc. ..................... 30,663 2,244,532
Parker-Hannifin Corp. ................ 7,520 2,527,547
Pentair plc ....................... 9,503 525,231
Snap-on, Inc.
(b)
.................... 3,143 775,975
Stanley Black & Decker, Inc.
(b)
.......... 8,647 696,775
Westinghouse Air Brake Technologies Corp. . 10,634 1,074,672
Xylem, Inc.
(b)
...................... 10,518 1,101,235
36,260,085
Security
Shares
Shares Value
Media — 0.8%
Charter Communications, Inc., Class A
(a)
... 6,179 $ 2,209,672
Comcast Corp., Class A
(b)
............. 246,795 9,355,998
DISH Network Corp., Class A
(a)
......... 15,324 142,973
Fox Corp., Class A
(b)
................. 17,697 602,583
Fox Corp., Class B .................. 8,161 255,521
Interpublic Group of Cos., Inc. (The)
(b)
..... 22,579 840,842
News Corp., Class A ................. 22,854 394,689
News Corp., Class B ................ 7,277 126,838
Omnicom Group, Inc. ................ 12,009 1,132,929
Paramount Global, Class B
(b)
........... 29,470 657,476
15,719,521
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. .............. 83,801 3,428,299
Newmont Corp. .................... 46,458 2,277,371
Nucor Corp. ...................... 14,843 2,292,798
Steel Dynamics, Inc. ................. 9,757 1,103,127
9,101,595
Multi-Utilities — 0.8%
Ameren Corp. ..................... 15,137 1,307,685
CenterPoint Energy, Inc. .............. 36,978 1,089,372
CMS Energy Corp. .................. 16,963 1,041,189
Consolidated Edison, Inc. ............. 20,863 1,995,963
Dominion Energy, Inc. ................ 49,073 2,743,671
DTE Energy Co. ................... 11,362 1,244,594
NiSource, Inc. ..................... 23,929 669,055
Public Service Enterprise Group, Inc. ..... 29,428 1,837,779
Sempra Energy .................... 18,468 2,791,623
WEC Energy Group, Inc. .............. 18,436 1,747,548
16,468,479
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 8,725 1,095,773
Boston Properties, Inc.
(b)
.............. 8,382 453,634
1,549,407
Oil, Gas & Consumable Fuels — 4.2%
APA Corp. ....................... 18,735 675,584
Chevron Corp. ..................... 104,368 17,028,683
ConocoPhillips .................... 71,802 7,123,476
Coterra Energy, Inc. ................. 46,103 1,131,368
Devon Energy Corp. ................. 38,522 1,949,598
Diamondback Energy, Inc. ............. 10,288 1,390,629
EOG Resources, Inc. ................ 34,464 3,950,608
EQT Corp. ....................... 21,737 693,628
Exxon Mobil Corp. .................. 241,596 26,493,417
Hess Corp. ....................... 16,263 2,152,246
Kinder Morgan, Inc. ................. 116,043 2,031,913
Marathon Oil Corp. .................. 37,006 886,664
Marathon Petroleum Corp. ............ 26,635 3,591,197
Occidental Petroleum Corp.
(b)
........... 42,899 2,678,185
ONEOK, Inc. ...................... 26,274 1,669,450
Phillips 66 ........................ 27,339 2,771,628
Pioneer Natural Resources Co. ......... 13,989 2,857,113
Targa Resources Corp. ............... 13,360 974,612
Valero Energy Corp. ................. 22,637 3,160,125
Williams Cos., Inc. (The) .............. 71,409 2,132,273
85,342,397
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)(b)
............. 7,577 317,931
American Airlines Group, Inc.
(a)
.......... 37,959 559,895
Delta Air Lines, Inc.
(a)
................ 37,550 1,311,246
Southwest Airlines Co. ............... 34,706 1,129,333

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
.......... 19,099 $ 845,131
4,163,536
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 13,621 3,357,032
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. .............. 124,632 8,638,244
Catalent, Inc.
(a)
.................... 10,453 686,867
Eli Lilly & Co. ..................... 46,269 15,889,700
Johnson & Johnson ................. 153,387 23,774,985
Merck & Co., Inc. ................... 148,748 15,825,300
Organon & Co. .................... 15,339 360,773
Pfizer, Inc. ....................... 329,324 13,436,419
Viatris, Inc.
(b)
...................... 71,281 685,723
Zoetis, Inc., Class A ................. 27,370 4,555,463
83,853,474
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 24,283 5,406,124
Broadridge Financial Solutions, Inc. ...... 6,845 1,003,272
CoStar Group, Inc.
(a)
................. 23,573 1,623,001
Equifax, Inc. ...................... 7,155 1,451,320
Jacobs Solutions, Inc. ................ 7,463 876,977
Leidos Holdings, Inc. ................ 8,074 743,293
Paychex, Inc. ..................... 18,839 2,158,761
Robert Half International, Inc. ........... 6,458 520,321
Verisk Analytics, Inc. ................. 9,212 1,767,414
15,550,483
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 18,488 1,346,111
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 8,242 1,385,151
Camden Property Trust ............... 6,272 657,556
Equity Residential .................. 20,046 1,202,760
Essex Property Trust, Inc. ............. 3,783 791,177
Invitation Homes, Inc. ................ 34,263 1,070,033
Mid-America Apartment Communities, Inc. .. 6,813 1,029,036
UDR, Inc.
(b)
....................... 18,104 743,350
6,879,063
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 4,305 425,463
Kimco Realty Corp. ................. 36,464 712,142
Realty Income Corp.
(b)
............... 36,525 2,312,763
Regency Centers Corp. .............. 9,019 551,783
Simon Property Group, Inc.
(b)
........... 19,289 2,159,789
6,161,940
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.
(a)
......... 94,733 9,284,781
Analog Devices, Inc. ................. 29,736 5,864,534
Applied Materials, Inc.
(b)
.............. 49,462 6,075,417
Broadcom, Inc. .................... 24,517 15,728,636
Enphase Energy, Inc.
(a)
............... 7,967 1,675,301
First Solar, Inc.
(a)
................... 5,783 1,257,802
Intel Corp. ....................... 242,480 7,921,822
KLA Corp. ........................ 8,124 3,242,857
Lam Research Corp. ................ 7,916 4,196,430
Microchip Technology, Inc.
(b)
........... 32,138 2,692,522
Micron Technology, Inc. ............... 63,731 3,845,528
Monolithic Power Systems, Inc.
(b)
........ 2,621 1,311,915
NVIDIA Corp. ..................... 144,324 40,088,877
NXP Semiconductors NV ............. 15,178 2,830,318
ON Semiconductor Corp.
(a)
............ 25,474 2,097,020
Qorvo, Inc.
(a)
...................... 5,807 589,817
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................. 65,415 $ 8,345,646
Skyworks Solutions, Inc. .............. 9,348 1,102,877
SolarEdge Technologies, Inc.
(a)
.......... 3,284 998,172
Teradyne, Inc. ..................... 9,214 990,597
Texas Instruments, Inc. ............... 53,166 9,889,408
130,030,277
Software — 9.4%
Adobe, Inc.
(a)
...................... 26,858 10,350,267
ANSYS, Inc.
(a)
..................... 5,095 1,695,616
Autodesk, Inc.
(a)
.................... 12,697 2,643,008
Cadence Design Systems, Inc.
(a)
........ 16,111 3,384,760
Ceridian HCM Holding, Inc.
(a)(b)
.......... 8,944 654,880
Fair Isaac Corp.
(a)
................... 1,476 1,037,170
Fortinet, Inc.
(a)
..................... 38,087 2,531,262
Gen Digital, Inc. .................... 33,136 568,614
Intuit, Inc.
(b)
....................... 16,481 7,347,724
Microsoft Corp. .................... 436,716 125,905,223
Oracle Corp. ...................... 90,295 8,390,211
Paycom Software, Inc.
(a)
.............. 2,863 870,381
PTC, Inc.
(a)
....................... 6,211 796,437
Roper Technologies, Inc. .............. 6,242 2,750,787
Salesforce, Inc.
(a)
................... 58,649 11,716,897
ServiceNow, Inc.
(a)
.................. 11,868 5,515,297
Synopsys, Inc.
(a)
................... 8,932 3,449,985
Tyler Technologies, Inc.
(a)
............. 2,471 876,315
190,484,834
Specialized REITs — 1.2%
American Tower Corp. ............... 27,356 5,589,925
Crown Castle, Inc. .................. 25,444 3,405,425
Digital Realty Trust, Inc. .............. 16,928 1,664,192
Equinix, Inc. ...................... 5,401 3,894,337
Extra Space Storage, Inc.
(b)
............ 7,907 1,288,287
Iron Mountain, Inc.
(b)
................. 17,071 903,227
Public Storage ..................... 9,307 2,812,017
SBA Communications Corp. ........... 6,354 1,658,839
VICI Properties, Inc. ................. 56,469 1,842,019
Weyerhaeuser Co. .................. 43,442 1,308,907
24,367,175
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 3,527 428,919
AutoZone, Inc.
(a)
................... 1,101 2,706,423
Bath & Body Works, Inc. .............. 13,281 485,819
Best Buy Co., Inc. .................. 11,483 898,774
CarMax, Inc.
(a)(b)
.................... 9,283 596,711
Home Depot, Inc. (The) .............. 59,794 17,646,405
Lowe's Cos., Inc. ................... 35,477 7,094,336
O'Reilly Automotive, Inc.
(a)
............. 3,651 3,099,626
Ross Stores, Inc. ................... 20,199 2,143,720
TJX Cos., Inc. (The) ................. 67,792 5,312,181
Tractor Supply Co. .................. 6,482 1,523,529
Ulta Beauty, Inc.
(a)
.................. 2,985 1,628,825
43,565,268
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ....................... 872,553 143,883,990
Hewlett Packard Enterprise Co. ......... 75,481 1,202,412
HP, Inc. ......................... 50,706 1,488,221
NetApp, Inc. ...................... 12,599 804,446
Seagate Technology Holdings plc
(b)
....... 11,240 743,189
Western Digital Corp.
(a)
............... 18,442 694,710
148,816,968

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B ................. 73,081 $ 8,962,654
Ralph Lauren Corp., Class A
(b)
.......... 2,403 280,358
Tapestry, Inc. ...................... 13,812 595,435
VF Corp. ........................ 19,545 447,776
10,286,223
Tobacco — 0.7%
Altria Group, Inc. ................... 104,754 4,674,124
Philip Morris International, Inc. .......... 91,081 8,857,627
13,531,751
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 33,634 1,814,218
United Rentals, Inc. ................. 4,061 1,607,181
WW Grainger, Inc. .................. 2,655 1,828,791
5,250,190
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,725 1,571,105
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 34,749 $ 5,033,045
Total Long-Term Investments — 99.8%
(Cost: $796,594,269) ............................. 2,014,800,713
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 3,109,635 3,109,635
SL Liquidity Series, LLC, Money Market Series,
5.01%
(e)
....................... 68,104,398 68,111,208
Total Short-Term Securities — 3.5%
(Cost: $71,224,774) .............................. 71,220,843
Total Investments — 103.3%
(Cost: $867,819,043 ) ............................. 2,086,021,556
Liabilities in Excess of Other Assets — (3.3)% ............ (67,532,688)
Net Assets — 100.0% ..............................
$ 2,018,488,868
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 5,778,012 $ — $ (2,668,377)
(a)
$ — $ — $ 3,109,635 3,109,635 $ 58,548 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,459,134 42,644,232
(a)
— 12,832 (4,990) 68,111,208 68,104,398 29,840
(b)
—
BlackRock, Inc. ............ 6,342,947 — (116,366) 82,915 (430,608) 5,878,888 8,786 44,125 —
$ 95,747 $ (435,598) $ 77,099,731 $ 132,513 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 22 06/16/23 $ 4,552 $ 208,798
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,014,800,713 $ — $ — $ 2,014,800,713
Short-Term Securities
Money Market Funds ...................................... 3,109,635 — — 3,109,635
$ 2,017,910,348 $ — $ — $ 2,017,910,348
Investments Valued at NAV
(a)
...................................... 68,111,208
$ —
$ 2,086,021,556
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 208,798 $ — $ — $ 208,798
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's